Financial risk management (Details 3) $ in Thousands	Dec. 31, 2023 CAD ($)
CAD [Member]
Statement [Line Items]
Cash and cash equivalents	$ 244
Trade and other receivables ninty six	30
Trade and other payables	3,631
MXN [Member]
Statement [Line Items]
Cash and cash equivalents	641
Trade and other receivables mxn	3,582
Trade and other payables	$ 11,052